Credit Card Receivables - Allowance for Credit Losses (Details) - Credit card receivables $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Credit Card Receivables
Beginning balance	$ 1,907
Charge-offs	(2,450)
Recoveries	623
Provision for credit losses	1,671
Ending balance	1,751
Unites States
Credit Card Receivables
Beginning balance	957
Charge-offs	(1,337)
Recoveries	251
Provision for credit losses	1,075
Ending balance	946
Canada
Credit Card Receivables
Beginning balance	950
Charge-offs	(1,113)
Recoveries	372
Provision for credit losses	596
Ending balance	$ 805